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November 21, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:AIM Stock Funds
   CIK No. 0000035692

Ladies and/or Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Stock Funds (the "Fund") that the Prospectuses relating to the Class A, Class B, Class C, Class R and Investor Class shares of AIM Dynamics Fund and the Investor Class shares of AIM S&P 500 Index Fund and the Prospectus relating to the Institutional Class shares of AIM Dynamics Fund and AIM S&P 500 Index Fund, and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 81 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 81 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on November 16, 2006.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1203.

Sincerely,

/s/ Maggie Gallardo-Cortez
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Maggie Gallardo-Cortez
Counsel